SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Computers
Property, Plant and Equipment [Line Items]
Useful lives	three years
Equipment
Property, Plant and Equipment [Line Items]
Useful lives	three years